Acquisition and Disposition Activity - Schedule of Business Acquisitions by Acquisition, Equity Interest Issued or Issuable (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended		12 Months Ended	0 Months Ended
	Jan. 17, 2014	May 31, 2014	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Non-Equity consideration
Cash	$ 91,600
Goodwill	8,600		517,526		401,872	401,872
Teche [Member]
Equity consideration
Common stock issued			156,026
Common stock issued, Number of Shares			2,498,007
Total equity consideration			156,026
Non-Equity consideration
Cash			714
Total consideration paid		156,700	156,740
Fair value of net assets assumed including identifiable intangible assets			76,311
Goodwill		80,400	80,429
First Private [Member]
Equity consideration
Common stock issued			58,639
Common stock issued, Number of Shares			847,509
Total equity consideration			58,639
Non-Equity consideration
Cash			1
Total consideration paid			58,640	58,600
Fair value of net assets assumed including identifiable intangible assets			32,387
Goodwill			$ 26,253	$ 26,300